UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gayle P. De Santis
Title:    Office Manager
Phone:    212-344-3300

Signature, Place, and Date of Signing:

     /s/ Gayle P. De Santis         New York, NY              April 21, 2006
     ----------------------         -------------             -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          80

Form 13F Information Table Value Total:  $   243327
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Mercury Interactive Cv Sub Deb CONV             589405AB5     3072  3131000 PRN      SOLE                                    3131000
Sanmina (SCI) Cv Sub Deb       CONV             783890AF3      813   840000 PRN      SOLE                                     840000
Skyworks Solutions Cv Sub Deb  CONV             83088MAB8     1025  1026000 PRN      SOLE                                    1026000
Valeant Pharmaceuticals Cv Sub CONV             91911XAD6     5044  5900000 PRN      SOLE                                    5900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     5853  6026000 PRN      SOLE                                    6026000
A T & T                        COM              001957109      257     9500 SH       SOLE                                       9500
AP Pharma                      COM              00202J104      140    70000 SH       SOLE                                      70000
Acxiom                         COM              005125109     3289   127300 SH       SOLE                                     127300
Albany Molecular Research      COM              012423109     2424   238600 SH       SOLE                                     238600
AmSurg                         COM              03232P405     1495    65910 SH       SOLE                                      65910
Artesyn Technologies           COM              043127109     1426   130215 SH       SOLE                                     130215
ArthroCare                     COM              043136100     1545    32300 SH       SOLE                                      32300
Avid Technology                COM              05367P100     1008    23190 SH       SOLE                                      23190
BISYS Group                    COM              055472104     6484   481038 SH       SOLE                                     481038
Baldor Electric                COM              057741100    10158   299905 SH       SOLE                                     299905
Biomet                         COM              090613100     5003   140840 SH       SOLE                                     140840
Brady                          COM              104674106      749    20000 SH       SOLE                                      20000
Buckeye Partners LP Unit       COM              118230101      287     6720 SH       SOLE                                       6720
CYTYC                          COM              232946103     4531   160775 SH       SOLE                                     160775
Celgene                        COM              151020104     1459    33000 SH       SOLE                                      33000
Charles River Labs             COM              159864107     1913    39030 SH       SOLE                                      39030
Cognex                         COM              192422103      593    20000 SH       SOLE                                      20000
Computer Programs and Systems  COM              205306103     1000    20000 SH       SOLE                                      20000
Digital River                  COM              25388b104     1617    37075 SH       SOLE                                      37075
Dionex                         COM              254546104     6979   113510 SH       SOLE                                     113510
Energy Conversion              COM              292659109      738    15000 SH       SOLE                                      15000
ExxonMobil                     COM              30231G102      399     6550 SH       SOLE                                       6550
Factset Research System        COM              303075105     5877   132505 SH       SOLE                                     132505
First Advantage Corp.          COM              31845F100      244    10100 SH       SOLE                                      10100
Forrester Research             COM              346563109     6791   304255 SH       SOLE                                     304255
Fuelcell Energy                COM              35952H106      573    50000 SH       SOLE                                      50000
Genzyme                        COM              372917104     2426    36092 SH       SOLE                                      36092
Gerber Scientific              COM              373730100      351    33900 SH       SOLE                                      33900
Haemonetics                    COM              405024100    12647   249100 SH       SOLE                                     249100
Healthways                     COM              422245100      443     8700 SH       SOLE                                       8700
Hecla Mining                   COM              422704106      165    25000 SH       SOLE                                      25000
Huron Consulting Group         COM              447462102     1332    43990 SH       SOLE                                      43990
ICON PLC ADR                   COM              45103T107     4899   100195 SH       SOLE                                     100195
IDEXX Laboratories             COM              45168D104    12516   144930 SH       SOLE                                     144930
ITRON                          COM              465741106     5357    89500 SH       SOLE                                      89500
Impath Liquidating TR Cl A     COM              45256P100      270   140000 SH       SOLE                                     140000
Intermagnetics General         COM              458771102     1503    59985 SH       SOLE                                      59985
Invitrogen                     COM              46185r100      295     4200 SH       SOLE                                       4200
Jack Henry & Associates        COM              426281101     2641   115500 SH       SOLE                                     115500
Johnson & Johnson              COM              478160104     5559    93866 SH       SOLE                                      93866
KV Pharmaceutical Cl A         COM              482740206     6955   288337 SH       SOLE                                     288337
Kaydon                         COM              486587108     2127    52700 SH       SOLE                                      52700
Keystone Automotive            COM              49338N109    17443   413255 SH       SOLE                                     413255
Manhattan Associates           COM              562750109     8850   402280 SH       SOLE                                     402280
MedQuist                       COM              584949101     1450   107000 SH       SOLE                                     107000
Medicis Pharmaceutical         COM              584690309     6508   199625 SH       SOLE                                     199625
Medimmune                      COM              584699102      218     5950 SH       SOLE                                       5950
Mentor                         COM              587188103     2265    50000 SH       SOLE                                      50000
Mercury Interactive            COM              589405109     2627    75500 SH       SOLE                                      75500
Merit Med Sys                  COM              589889104     1657   138000 SH       SOLE                                     138000
Microtek Medical Holdings      COM              59515B109     2667   757700 SH       SOLE                                     757700
Mirant                         COM              604675R10      339    13550 SH       SOLE                                      13550
Mittal Steel                   COM              60684P101      302     8000 SH       SOLE                                       8000
O'Reilly Automotive            COM              686091109     6520   178340 SH       SOLE                                     178340
Orthofix                       COM              N6748L102     3674    92270 SH       SOLE                                      92270
Pharmaceutical Prod Dvlpt      COM              717124101    11567   334200 SH       SOLE                                     334200
Quaker Chemical                COM              747316107     3062   140800 SH       SOLE                                     140800
RSA Security                   COM              749719100      897    50000 SH       SOLE                                      50000
SEI Corp                       COM              784117103     6485   160000 SH       SOLE                                     160000
Sanmina-SCI                    COM              800907107     1437   350407 SH       SOLE                                     350407
Sapiens Int'l                  COM              N7716A102       68    50000 SH       SOLE                                      50000
Seitel                         COM              816074405     3279  1024839 SH       SOLE                                    1024839
Skyworks Solutions             COM              020753109     1570   231550 SH       SOLE                                     231550
Spacehab                       COM              846243103      455   500000 SH       SOLE                                     500000
Stem Cell Innovations          COM              85857B100      112   225000 SH       SOLE                                     225000
Symbol Technology              COM              871508107     6819   644526 SH       SOLE                                     644526
Therma-Wave                    COM              88343A108      307   189282 SH       SOLE                                     189282
Titan Pharmaceuticals          COM              888314101      505   150000 SH       SOLE                                     150000
UQM Technologies               COM              903213106      248    55300 SH       SOLE                                      55300
Valeant Pharmaceuticals Int'l  COM              91911x104     6591   415817 SH       SOLE                                     415817
Veeco Instruments              COM              922417100      860    36850 SH       SOLE                                      36850
VistaCare                      COM              92839Y109     1230    79350 SH       SOLE                                      79350
Zebra Technologies             COM              989207105      395     8830 SH       SOLE                                       8830
Information Resources Continge WT               45676E107      204   314000 SH       SOLE                                     314000
Mirant WT Ser A 01/03/2011     WT               60467R118      444    43512 SH       SOLE                                      43512